Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Diversified Fund
Central Index Key	dei_EntityCentralIndexKey	0001329067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2013
Prospectus Date	rr_ProspectusDate	Aug. 28, 2013